REVENUES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Revenue from Mobile services	$ 82,195	$ 88,881	$ 6,575
Revenue from internet service	52,649	58,061	29,774
Cable Television Services	49,406	55,485	61,403
Fixed and Data Services	37,562	35,612	2,918
Other services revenues	774	735	1,284
Total Services revenues	222,586	238,774	101,954
Equipment revenues	14,438	19,744	577
Revenue from sale of equipment and rendering of services	$ 237,024	$ 258,518	$ 102,531